Share-Based Compensation and Pensions - Performance Share Units (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended			24 Months Ended	36 Months Ended	48 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020
Performance share units, FDBVPS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSU's Granted at Target (shares)						261,725
Forfeited (shares)						(28,721)
Estimated Change in Multiplier (shares)						45,680
Vested (shares)						(151,838)
Unnvested Units (shares)	126,846			126,846	126,846	126,846	126,846
Number of Shares
Granted (shares)						261,725
Increase for above target vest (shares)						45,680
Vested (shares)						(151,838)
Forfeited (shares)						(28,721)
Nonvested — December 31 (shares)	126,846			126,846	126,846	126,846
Performance share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
PSU's Granted at Target (shares)	98,099
Forfeited (shares)	(7,442)
Estimated Change in Multiplier (shares)	25,850
Vested (shares)	(153,469)
Unnvested Units (shares)	169,987	206,949		169,987	169,987	169,987	169,987
Performance Criteria: Average Annual Operating ROE
Unrecognized compensation cost							$ 14.4
Unrecognized compensation cost, period of recognition	1 year 10 months 24 days
Number of Shares
Nonvested — January 1 (shares)	206,949
Granted (shares)	98,099
Increase for above target vest (shares)	25,850
Vested (shares)	(153,469)
Forfeited (shares)	(7,442)
Nonvested — December 31 (shares)	169,987	206,949		169,987	169,987	169,987
Weighted-Average Share Price
Nonvested - January 1 (dollars per share)	$ 185.61
Granted (dollars per share)	167.94
Increase for above target vest (dollars per share)	179.71
Vested (dollars per share)	187.24
Forfeited (dollars per share)	146.76
Nonvested - December 31 (dollars per share)	$ 174.10	$ 185.61		$ 174.10	$ 174.10	$ 174.10
Performance share units, Average Operating ROE
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSU's Granted at Target (shares)				40,868
Forfeited (shares)				(3,907)
Estimated Change in Multiplier (shares)				7,811
Vested (shares)				(1,631)
Unnvested Units (shares)	43,141			43,141	43,141	43,141	43,141
Number of Shares
Granted (shares)				40,868
Increase for above target vest (shares)				7,811
Vested (shares)				(1,631)
Forfeited (shares)				(3,907)
Nonvested — December 31 (shares)	43,141			43,141	43,141	43,141
Performance Target One | Performance share units | Minimum
Performance Criteria: Average Annual Operating ROE
Share settlement percentage	100.00%
Performance Target One | Performance share units | Maximum
Performance Criteria: Average Annual Operating ROE
Share settlement percentage	150.00%
Performance Target Two | Performance share units | Minimum
Performance Criteria: Average Annual Operating ROE
Share settlement percentage	60.00%
Performance Target Two | Performance share units | Maximum
Performance Criteria: Average Annual Operating ROE
Share settlement percentage	100.00%
2017 Awards | Performance share units, FDBVPS | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSU's Granted at Target (shares)						36,321
Forfeited (shares)						(12,267)
Estimated Change in Multiplier (shares)						9,527
Vested (shares)						(33,581)
Unnvested Units (shares)	0			0	0	0	0
Performance Criteria: Change in FDBVPS (3 year)
Threshold	20.00%
Target	30.00%
Maximum	40.00%
Performance Multiplier Levels Per Award Agreements
Threshold	50.00%
Target	100.00%
Maximum	150.00%
Performance Criteria: Average Annual Operating ROE
Performance multiplier	139.00%	139.00%	50.00%
Number of Shares
Granted (shares)						36,321
Increase for above target vest (shares)						9,527
Vested (shares)						(33,581)
Forfeited (shares)						(12,267)
Nonvested — December 31 (shares)	0			0	0	0
2017 Awards | Performance share units, FDBVPS | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSU's Granted at Target (shares)						91,875
Forfeited (shares)						0
Estimated Change in Multiplier (shares)						18,100
Vested (shares)						(109,975)
Unnvested Units (shares)	0			0	0	0	0
Performance Criteria: Change in FDBVPS (3 year)
Threshold	30.30%
Target	35.65%
Maximum	41.00%
Performance Multiplier Levels Per Award Agreements
Threshold	50.00%
Target	100.00%
Maximum	150.00%
Performance Criteria: Average Annual Operating ROE
Performance multiplier	120.00%	120.00%	50.00%
Number of Shares
Granted (shares)						91,875
Increase for above target vest (shares)						18,100
Vested (shares)						(109,975)
Forfeited (shares)						0
Nonvested — December 31 (shares)	0			0	0	0
2018 Awards | Performance share units, FDBVPS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSU's Granted at Target (shares)					39,682
Forfeited (shares)					(12,545)
Estimated Change in Multiplier (shares)					10,218
Vested (shares)					(6,700)
Unnvested Units (shares)	30,655			30,655	30,655	30,655	30,655
Performance Criteria: Change in FDBVPS (3 year)
Threshold	25.00%
Target	32.50%
Maximum	40.00%
Performance Multiplier Levels Per Award Agreements
Threshold	50.00%
Target	100.00%
Maximum	150.00%
Performance Criteria: Average Annual Operating ROE
Performance multiplier	150.00%	100.00%	50.00%
Number of Shares
Granted (shares)					39,682
Increase for above target vest (shares)					10,218
Vested (shares)					(6,700)
Forfeited (shares)					(12,545)
Nonvested — December 31 (shares)	30,655			30,655	30,655	30,655
2019 Awards | Performance share units, FDBVPS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSU's Granted at Target (shares)				18,308
Forfeited (shares)				(1,758)
Estimated Change in Multiplier (shares)				7,835
Vested (shares)				(881)
Unnvested Units (shares)	23,504			23,504	23,504	23,504	23,504
Performance Criteria: Change in FDBVPS (3 year)
Threshold	20.00%
Target	30.00%
Maximum	40.00%
Performance Multiplier Levels Per Award Agreements
Threshold	60.00%
Target	100.00%
Maximum	150.00%
Number of Shares
Granted (shares)				18,308
Increase for above target vest (shares)				7,835
Vested (shares)				(881)
Forfeited (shares)				(1,758)
Nonvested — December 31 (shares)	23,504			23,504	23,504	23,504
2019 Awards | Performance share units, FDBVPS | Tranche One
Performance Criteria: Average Annual Operating ROE
Performance multiplier	150.00%	100.00%
2019 Awards | Performance share units, Average Operating ROE
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSU's Granted at Target (shares)				18,308
Forfeited (shares)				(1,756)
Estimated Change in Multiplier (shares)				7,811
Vested (shares)				(930)
Unnvested Units (shares)	23,433			23,433	23,433	23,433	23,433
Performance Multiplier Levels Per Award Agreements
Threshold	60.00%
Target	100.00%
Maximum	150.00%
Performance Criteria: Average Annual Operating ROE
Threshold	9.60%
Target	12.00%
Maximum	14.40%
Number of Shares
Granted (shares)				18,308
Increase for above target vest (shares)				7,811
Vested (shares)				(930)
Forfeited (shares)				(1,756)
Nonvested — December 31 (shares)	23,433			23,433	23,433	23,433
2019 Awards | Performance share units, Average Operating ROE | Tranche Two
Performance Criteria: Average Annual Operating ROE
Performance multiplier	150.00%	100.00%
2020 Awards | Performance share units, FDBVPS | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSU's Granted at Target (shares)	22,591
Forfeited (shares)	(2,151)
Estimated Change in Multiplier (shares)	0
Vested (shares)	(701)
Unnvested Units (shares)	19,739			19,739	19,739	19,739	19,739
Performance Criteria: Change in FDBVPS (3 year)
Threshold	25.00%
Target	32.50%
Maximum	40.00%
Performance Multiplier Levels Per Award Agreements
Threshold	60.00%
Target	100.00%
Maximum	150.00%
Performance Criteria: Average Annual Operating ROE
Performance multiplier	100.00%
Number of Shares
Granted (shares)	22,591
Increase for above target vest (shares)	0
Vested (shares)	(701)
Forfeited (shares)	(2,151)
Nonvested — December 31 (shares)	19,739			19,739	19,739	19,739
2020 Awards | Performance share units, FDBVPS | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSU's Granted at Target (shares)	52,948
Forfeited (shares)	0
Estimated Change in Multiplier (shares)	0
Vested (shares)	0
Unnvested Units (shares)	52,948			52,948	52,948	52,948	52,948
Performance Criteria: Change in FDBVPS (3 year)
Threshold	33.10%
Target	36.80%
Target +	44.30%
Maximum	52.10%
Performance Multiplier Levels Per Award Agreements
Threshold	50.00%
Target	100.00%
Target +	150.00%
Maximum	200.00%
Number of Shares
Granted (shares)	52,948
Increase for above target vest (shares)	0
Vested (shares)	0
Forfeited (shares)	0
Nonvested — December 31 (shares)	52,948			52,948	52,948	52,948
2020 Awards | Performance share units, FDBVPS | Tranche Three
Performance Criteria: Average Annual Operating ROE
Performance multiplier	100.00%
2020 Awards | Performance share units, Average Operating ROE
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSU's Granted at Target (shares)	22,560
Forfeited (shares)	(2,151)
Estimated Change in Multiplier (shares)	0
Vested (shares)	(701)
Unnvested Units (shares)	19,708			19,708	19,708	19,708	19,708
Performance Multiplier Levels Per Award Agreements
Threshold	60.00%
Target	100.00%
Maximum	150.00%
Performance Criteria: Average Annual Operating ROE
Threshold	9.60%
Target	12.00%
Maximum	14.40%
Number of Shares
Granted (shares)	22,560
Increase for above target vest (shares)	0
Vested (shares)	(701)
Forfeited (shares)	(2,151)
Nonvested — December 31 (shares)	19,708			19,708	19,708	19,708
2020 Awards | Performance share units, Average Operating ROE | Tranche Two
Performance Criteria: Average Annual Operating ROE
Performance multiplier	100.00%